UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2018 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.1%
Real Estate Investment Trusts (“REITs”) 99.1%
Apartments 14.2%
Camden Property Trust	435,426	40,742,811
Equity Residential	1,041,575	69,014,759
Essential Properties Realty Trust, Inc.	747,714	10,610,062
Invitation Homes, Inc.	609,622	13,966,440
Mid-America Apartment Communities, Inc.	455,001	45,582,000
		179,916,072
Diversified 5.8%
CoreSite Realty Corp.	267,414	29,720,392
Cousins Properties, Inc.	1,995,499	17,739,986
VICI Properties, Inc.	1,224,425	26,472,069
		73,932,447
Health Care 11.2%
Omega Healthcare Investors, Inc. (a)	736,649	24,139,988
Physicians Realty Trust	1,144,500	19,296,270
Ventas, Inc.	744,771	40,500,647
Welltower, Inc.	907,024	58,339,783
		142,276,688
Hotels 7.2%
Extended Stay America, Inc. (Units)	191,887	3,881,874
Host Hotels & Resorts, Inc.	1,562,658	32,972,084
Ryman Hospitality Properties, Inc.	383,876	33,078,595
Sunstone Hotel Investors, Inc.	1,307,025	21,382,929
		91,315,482
Industrial 10.3%
CyrusOne, Inc.	209,647	13,291,620
Prologis, Inc.	1,363,062	92,401,973
Rexford Industrial Realty, Inc.	773,981	24,736,432
		130,430,025
Manufactured Homes 3.5%
Equity LifeStyle Properties, Inc.	455,117	43,896,035

Office 11.4%
Alexandria Real Estate Equities, Inc.	381,843	48,032,031
Boston Properties, Inc.	315,507	38,835,757
Columbia Property Trust, Inc.	655,481	15,495,571
Douglas Emmett, Inc.	971,205	36,633,852
JBG SMITH Properties	154,237	5,680,549
		144,677,760
Real Estate Investment Trust 5.3%
Equinix, Inc.	155,422	67,280,630
Regional Malls 8.6%
Simon Property Group, Inc.	556,016	98,275,828
The Macerich Co.	186,553	10,314,515
		108,590,343
Shopping Centers 6.0%
Acadia Realty Trust	563,441	15,793,251
Brixmor Property Group, Inc.	878,938	15,390,205
Regency Centers Corp.	521,485	33,724,435
Retail Properties of America, Inc. "A"	890,575	10,856,109
		75,764,000
Software 0.2%
InterXion Holding NV*	39,638	2,667,637

Specialty Services 8.4%
Agree Realty Corp.	411,856	21,877,791
National Retail Properties, Inc.	91,874	4,117,792
Realty Income Corp.	905,439	51,510,425
STORE Capital Corp.	1,053,775	29,284,407
		106,790,415
Storage 7.0%
Americold Realty Trust (a)	706,517	17,677,056
CubeSmart	1,245,421	35,531,861
Extra Space Storage, Inc.	409,238	35,456,380
		88,665,297
Total Common Stocks (Cost $1,104,749,511)		1,256,202,831
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c) (Cost $17,406,000)	17,406,000	17,406,000
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $1,612,437)	1,612,437	1,612,437
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,123,767,948)	100.6	1,275,221,268
Other Assets and Liabilities, Net	(0.6)	(7,542,625)

Net Assets	100.0	1,267,678,643

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
39,307,740	—	21,901,740(d)	—	—	43,263	—	17,406,000	17,406,000
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 2.03% (b)
4,573,346	252,812,713	255,773,622	—	—	55,791	—	1,612,437	1,612,437
43,881,086	252,812,713	277,675,362	—	—	99,054	—	19,018,437	19,018,437

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $17,079,141, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,256,202,831	$—	$—	$1,256,202,831
Short-Term Investments (e)	19,018,437	—	—	19,018,437
Total	$1,275,221,268	$—	$—	$1,275,221,268

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018